Restatement of Previously Issued Consolidated Financial Statements (Details) - Schedule of statement of cash flow - SoundHound, Inc. [Member] $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
As previously reported [Member]
Cash flows from operating activities
Net loss	$ (61,188)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	4,671
Stock based compensation	3,328
Accretion of investment discount	(140)
Change in fair value of warrant liability	2,061
Loss on disposal of fixed assets	8
Changes in operating assets and liabilities:
Accounts receivable, net	(709)
Prepaid expenses and other assets	(196)
Deferred costs	30
Accounts payable	890
Accrued expenses	1,904
Deferred rent	100
Deferred revenue	3,299
Net cash used in operating activities	(45,942)
Cash flows from investing activities
Purchase of property and equipment	(5,109)
Purchase of short-term investments	(18,570)
Maturities of short-term investments	32,000
Net cash provided by investing activities	8,321
Cash flows from financing activities
Issuance of common stock	152
Payment of capital lease obligations, net	(2,480)
Net cash used in financing activities	(2,328)
Net decrease in cash, cash equivalents and restricted cash	(39,949)
Cash, cash equivalents and restricted cash, beginning of year	66,424
Cash, cash equivalents and restricted cash, end of year	26,475
Adjustments Due to Errors [Member]
Cash flows from operating activities
Net loss	(3,279)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization
Stock based compensation
Accretion of investment discount
Change in fair value of warrant liability	(1,633)
Loss on disposal of fixed assets
Changes in operating assets and liabilities:
Accounts receivable, net	1,173
Prepaid expenses and other assets	(82)
Accrued expenses	1,003
Deferred revenue	2,727
Net cash used in operating activities	(91)
Cash flows from investing activities
Purchase of property and equipment
Purchase of short-term investments
Maturities of short-term investments
Net cash provided by investing activities
Cash flows from financing activities
Issuance of common stock
Payment of capital lease obligations, net
Net cash used in financing activities
Net decrease in cash, cash equivalents and restricted cash	(91)
Cash, cash equivalents and restricted cash, beginning of year
Cash, cash equivalents and restricted cash, end of year	(91)
Reclassification Entries [Member]
Cash flows from operating activities
Net loss
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization
Stock based compensation
Accretion of investment discount
Change in fair value of warrant liability
Loss on disposal of fixed assets
Changes in operating assets and liabilities:
Accounts receivable, net	(414)
Prepaid expenses and other assets	444
Deferred costs	(30)
Accounts payable	1
Accrued expenses	681
Deferred rent	(682)
Net cash used in operating activities
Cash flows from investing activities
Purchase of property and equipment
Purchase of short-term investments
Maturities of short-term investments
Net cash provided by investing activities
Cash flows from financing activities
Issuance of common stock
Payment of capital lease obligations, net
Net cash used in financing activities
Net decrease in cash, cash equivalents and restricted cash
Cash, cash equivalents and restricted cash, beginning of year
Cash, cash equivalents and restricted cash, end of year
As Restated [Member]
Cash flows from operating activities
Net loss	(64,467)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	4,671
Stock based compensation	3,328
Accretion of investment discount	(140)
Change in fair value of warrant liability	428
Loss on disposal of fixed assets	8
Changes in operating assets and liabilities:
Accounts receivable, net	50
Prepaid expenses and other assets	166
Deferred costs
Accounts payable	891
Accrued expenses	3,588
Deferred rent	(582)
Deferred revenue	6,026
Net cash used in operating activities	(46,033)
Cash flows from investing activities
Purchase of property and equipment	(5,109)
Purchase of short-term investments	(18,570)
Maturities of short-term investments	32,000
Net cash provided by investing activities	8,321
Cash flows from financing activities
Issuance of common stock	152
Payment of capital lease obligations, net	(2,480)
Net cash used in financing activities	(2,328)
Net decrease in cash, cash equivalents and restricted cash	(40,040)
Cash, cash equivalents and restricted cash, beginning of year	66,424
Cash, cash equivalents and restricted cash, end of year	$ 26,384